U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

October 23, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Baird Funds, Inc. (the “Corporation”) Securities Act Registration No: 333-40128 Investment Company Act Registration No: 811-09997 Baird LargeCap Fund (S000000758)

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Corporation hereby submits Post-Effective Amendment No. 36 to the Corporation’s Registration Statement for the purpose of making revisions to the Baird LargeCap Fund’s Investment Objective and strategy in connection with the proposed engagement of a new subadviser to the Fund.  The Corporation anticipates that this filing will be effective on December 23, 2013.  At or before that time, the Corporation will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5586.

Very truly yours,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures